6. Other Income and Expenses – Net	12 Months Ended
Dec. 31, 2017
Other Income And Expenses Net
Other Income and Expenses - Net	Other income and expenses, net mainly comprises income from government grants for research and development projects of €195 (2016: €171, 2015: €716).